Consolidated Statements of Changes In Shareholders' Deficit - USD ($)		Total	STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Parent Net Investment [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Accumulated Other Comprehensive Income (Loss) [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] Parent Company [Member]	Non-controlling Interests (a) [Member] STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] [1]	Common Class A [Member]	Common Class A [Member] Ordinary Shares [Member]	Common Class B [Member]	Common Class B [Member] Ordinary Shares [Member]
Beginning balance, Amount at Mar. 31, 2021			$ (235,300,000)	$ (236,900,000)			$ (134,500,000)	$ (102,400,000)	$ 1,600,000
Net transfers to/from parent			(49,500,000)	(49,500,000)			(49,500,000)
Noncontrolling interests			(300,000)						(300,000)
Redeemable noncontrolling interests adjustment to redemption value			(98,600,000)	(98,600,000)			(98,600,000)
Other comprehensive income (loss)			112,600,000	112,600,000				112,600,000
Net income (loss)			11,100,000	11,100,000			11,100,000		500,000
Ending balance, Amount at Mar. 31, 2022			(259,500,000)	(261,300,000)			(271,500,000)	10,200,000	1,800,000
Beginning balance, Shares at Nov. 02, 2021											0		0
Beginning balance, Amount at Nov. 02, 2021		$ 0			$ 0	$ 0					$ 0		$ 0
Stock issued during period Value	[2]	25,000			22,844								$ 2,156
Stock issued during period shares	[2]												21,562,500
Net income (loss)		(5,000)				(5,000)						$ (5,000)
Ending balance, Shares at Dec. 31, 2021											0		21,562,500
Ending balance, Amount at Dec. 31, 2021		20,000			22,844	(5,000)					$ 0		$ 2,156
Forfeiture of Class B shares, Shares	[3]												(2,812,500)
Forfeiture of Class B shares, Amount	[3]				281								$ (281)
Cash received in excess of fair value of private warrants		117,334			117,334
Fair value of public warrants at issuance		36,750,000			36,750,000
Accretion of Class A ordinary shares subject to possible redemption		(85,722,976)			(36,890,459)	(48,832,517)
Net income (loss)		22,511,785				22,511,785				$ 17,918,827		4,592,958
Ending balance, Shares at Dec. 31, 2022											0		18,750,000
Ending balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)					$ 0		$ 1,875
Net transfers to/from parent			(550,400,000)	(550,400,000)			(550,400,000)
Noncontrolling interests			(900,000)						(900,000)
Redeemable noncontrolling interests adjustment to redemption value			(59,700,000)	(59,700,000)			(59,700,000)
Other comprehensive income (loss)			91,300,000	91,300,000				91,300,000
Net income (loss)			(300,000)	(300,000)			(300,000)		600,000
Ending balance, Shares at Mar. 31, 2023											0		18,750,000
Ending balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)					$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2023			(778,900,000)	(780,400,000)			(881,900,000)	101,500,000	1,500,000
Beginning balance, Shares at Dec. 31, 2022											0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)					$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(8,079,826)			0	(8,079,826)
Net income (loss)		8,008,646				8,008,646				6,406,917		1,601,729
Ending balance, Shares at Mar. 31, 2023											0		18,750,000
Ending balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)					$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2023			(778,900,000)	(780,400,000)			(881,900,000)	101,500,000	1,500,000
Beginning balance, Shares at Dec. 31, 2022											0		18,750,000
Beginning balance, Amount at Dec. 31, 2022		(26,323,857)			0	(26,325,732)					$ 0		$ 1,875
Accretion of Class A ordinary shares subject to possible redemption		(37,787,324)				(37,787,324)
Net income (loss)		16,700,633				16,700,633				13,360,506		3,340,127
Ending balance, Shares at Dec. 31, 2023											0		18,750,000
Ending balance, Amount at Dec. 31, 2023		(47,410,548)			0	(47,412,423)					$ 0		$ 1,875
Beginning balance, Shares at Mar. 31, 2023											0		18,750,000
Beginning balance, Amount at Mar. 31, 2023		(26,395,037)	(780,400,000)		0	(26,396,912)					$ 0		$ 1,875
Net transfers to/from parent			(239,500,000)	(239,500,000)			(239,500,000)
Noncontrolling interests			(800,000)						(800,000)
Redeemable noncontrolling interests adjustment to redemption value			(34,200,000)	(34,200,000)			(34,200,000)
Other comprehensive income (loss)			(4,800,000)	(4,800,000)				(4,800,000)
Net income (loss)			(93,500,000)	(93,500,000)			(93,500,000)		1,500,000
Ending balance, Shares at Mar. 31, 2024											0		18,750,000
Ending balance, Amount at Mar. 31, 2024		(34,401,844)	(1,152,400,000)		0	(34,403,719)					$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2024			(1,150,200,000)	(1,152,400,000)			(1,249,100,000)	96,700,000	2,200,000
Beginning balance, Shares at Dec. 31, 2023											0		18,750,000
Beginning balance, Amount at Dec. 31, 2023		(47,410,548)			0	(47,412,423)					$ 0		$ 1,875
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption		17,325,000				17,325,000
Accretion of Class A ordinary shares subject to possible redemption		(9,478,547)				(9,478,547)
Net income (loss)		5,162,251				5,162,251				$ 4,129,801		$ 1,032,450
Ending balance, Shares at Mar. 31, 2024											0		18,750,000
Ending balance, Amount at Mar. 31, 2024		$ (34,401,844)	(1,152,400,000)		$ 0	$ (34,403,719)					$ 0		$ 1,875
Ending balance, Amount at Mar. 31, 2024			$ (1,150,200,000)	$ (1,152,400,000)			$ (1,249,100,000)	$ 96,700,000	$ 2,200,000

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Reflects the issuance of 4,312,500 Class B ordinary shares in a share recapitalization on December 13, 2021 (Note 5).
[3]	Reflects the surrender of 2,812,500 of Class B ordinary shares for no consideration on February 19, 2022 (Note 5).